Provisions	6 Months Ended
Jun. 30, 2021
Provisions
Provisions
22.	Provisions

	Current liabilities		Non-current liabilities
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
Payroll, related charges and other remunerations	692	877	—	—
Onerous contracts	53	58	842	838
Environmental obligations	95	102	214	200
Asset retirement obligations (i)	102	99	3,974	4,121
Provision related to VNC sale (note 12)	—	500	—	—
Provisions for litigation (note 23)	102	87	1,074	1,004
Employee postretirement obligations (note 24)	112	103	1,899	2,271
Provisions	1,156	1,826	8,003	8,434

(i) The Company has issued letters of credit and surety bonds for US$621 as at June 30, 2021 in connection with the Asset retirement obligations for its Base Metals operations.